Related Parties and Others - Details of Significant Financial Transactions with Related Parties and Others (Paranthetical) (Detail) - KRW (₩) ₩ in Millions	Apr. 20, 2023	Mar. 30, 2023	Mar. 27, 2023
LG Electronics Inc [member]
Disclosure of transactions between related parties [line items]
Borrowings from related party	₩ 350,000	₩ 650,000	₩ 1,000,000